Concentrations (Details) - Schedule of concentration risks ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable	¥ 46,840	$ 6,993	¥ 48,146
Accounts receivable, percentage	78.70%	78.70%	87.30%
Company A [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 40,762	$ 6,086	¥ 31,662
Accounts receivable, percentage	68.50%	68.50%	57.40%
Company B [Member]
Concentration Risk [Line Items]
Accounts receivable	¥ 6,078	$ 907	¥ 16,484
Accounts receivable, percentage	10.20%	10.20%	29.90%